1933 Act/Rule 497(j)



                                           April 16, 1998


VIA EDGAR

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

RE:    Phoenix Duff & Phelps Institutional Mutual Funds
       Registration No. 33-80057

To the Commission Staff:

         In accordance with Rule 497(j) of the Securities Act of 1933, as amended, the undersigned certifies that the form of Prospectus and Statement of Additional Information that would have been filed under Rule 497(c) did not differ from that contained in Version C of the registration statement for such registrant, filed electronically on March 30, 1998.


                                           Very truly yours,
                                           /s/ Thomas N. Steenburg
                                           Thomas N. Steenburg, Counsel
                                           Phoenix Duff & Phelps Corporation